As filed with the Securities and Exchange Commission on April 28, 2000


                        File Nos. 333-84031 and 811-09509

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 2


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 4


                               TRUECROSSING FUNDS

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                             D. Blaine Riggle, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Harold B. Finn III, Esq.
                            Finn Dixon & Herling LLP
                               One Landmark Square
                           Stamford, Connecticut 06901

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[ ]     immediately  upon filing pursuant to Rule 485,  paragraph (b)
[x]     on May 1, 2000 pursuant to Rule 485,  paragraph (b)
[ ]     60 days after filing pursuant to Rule 485,  paragraph  (a)(1)
[ ]     on  _________________  pursuant to Rule 485,  paragraph  (a)(1)
[ ]     75 days  after  filing  pursuant  to Rule 485, paragraph (a)(2)
[ ]     on  _________________  pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: TrueCrossing Growth Fund, TrueCrossing Technology Fund.

                               TRUECROSSING FUNDS


                                   PROSPECTUS


                                   MAY 1, 2000




                            TrueCrossing Growth Fund
                          TrueCrossing Technology Fund


                             NewBridge Partners, LLC
                         535 Madison Avenue, 14th Floor
                            New York, New York 10022


                                    THE FUNDS
                      SEEKS LONG-TERM CAPITAL APPRECIATION


                  SHARES OF THE FUNDS ARE OFFERED TO INVESTORS
                            WITHOUT ANY SALES CHARGE.












           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
            DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS
                       PROSPECTUS IS ACCURATE OR COMPLETE.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



Risk/Return Summary                                                           2


Performance Information                                                       3
Fee Tables                                                                    4


Investment Objectives, Principal Investment Strategies and Principal Risks    5

Management                                                                    8

Your Account                                                                 10

         How to Contact the Funds                                            10
         General Information                                                 10
         Buying Shares                                                       11
         Selling Shares                                                      15
         Exchange Privileges                                                 17

Other Information                                                            19

Financial Highlights                                                         20

RISK/RETURN SUMMARY

INVESTMENT GOAL The investment goal of both TrueCrossing Growth Fund and TrueCrossing Technology Fund (each a "Fund" and collectively the "Funds"), as managed by their investment adviser, NewBridge Partners, LLC (the "Adviser"), is long-term capital appreciation.

TRUECROSSING GROWTH FUND

PRINCIPAL INVESTMENT STRATEGY The Fund intends to follow a long-term investment philosophy by investing primarily in the common stock of Mid-Cap and Large-Cap companies which appear to have growth prospects that exceed those of the overall stock market.

         [Margin Callout

         CONCEPTS TO UNDERSTAND

         GROWTH INVESTING means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth MID-CAP STOCKS mean securities of companies the market value of which is between $1 billion and $10 billion
         LARGE-CAP STOCKS mean securities of companies the market value of which is in excess of $10 billion]


TRUECROSSING TECHNOLOGY FUND


PRINCIPAL INVESTMENT STRATEGY The Fund intends to follow a long-term investment philosophy by investing primarily in the common stock of Mid-Cap and Large-Cap companies which are expected to derive at least 50% of their revenues from the technology and technology-related sectors and which appear to have growth prospects that exceed those of the overall stock market.
         [Margin Callout

         CONCEPTS TO UNDERSTAND

         COMPANIES WHICH DERIVE REVENUES FROM TECHNOLOGY AND TECHNOLOGY RELATED SECTORSS include, but are not limited to, those that develop, produce and distribute products in industries such as computers, software, semiconductors, electronics, data storage, data processing, satellites, optics, telecommunications, wireless, broadband, cable, internet content, e-commerce, media and entertainment, interactive marketing and information technology services]


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

TRUECROSSING GROWTH FUND You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o    The stock market goes down
     o    The stock market undervalues the stocks in the Fund's portfolio
     o The Adviser's judgment as to the fundamentals of an issuer proves to be wrong
     o The Fund's particular investment style falls out of favor with the market

     o The Fund's investments in Mid-Cap companies, rather than Large-Cap companies, may involve greater risks, such as limited product lines, markets and financial or managerial resources


TRUECROSSING TECHNOLOGY FUND You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o    The stock market goes down

     o    The stock market undervalues the stocks in the Fund's portfolio
     o The Adviser's judgment as to the fundamentals of an issuer proves to be wrong
     o The Fund's particular investment style falls out of favor with the market

     o The Fund's investments in Mid-Cap companies, rather than Large-Cap companies, may involve greater risks, such as limited product lines, markets and financial or managerial resources

     o Technology and technology-related companies are subject to greater competitive pressures, rapid obsolescence and greater government regulation than other companies
     o The Fund is non-diversified and therefore may focus its investments in a comparatively small number of issuers. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers

An investment in any Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUNDS

You may want to purchase shares of TrueCrossing Growth Fund if:

     o You are willing to tolerate significant changes in the value of your investment
     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk


TrueCrossing Growth Fund may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need regular income or stability of principal
     o You are pursuing a short-term goal or investing emergency reserves You may want to purchase shares of TrueCrossing Technology Fund if:


o You are willing to tolerate significant changes in the value of your investment

     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk
     o You want an investment that pursues market trends or focuses only on particular sectors or industries

TrueCrossing Technology Fund may NOT be appropriate for you if:

     o    You want a diversified portfolio of securities
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

     o You do not want an investment that pursues market trends or focuses only on particular sectors or industries


PERFORMANCE INFORMATION

Performance information is not provided because neither Fund will have had a full calendar year of operations prior to the date of this prospectus.

FEE TABLES

The following tables describe the fees and expenses that you will pay if you invest in a Fund.


SHAREHOLDER FEES                                                                TRUECROSSING        TRUECROSSING
(fees paid directly from your investment)                                          GROWTH         TECHNOLOGY FUND
                                                                                    FUND
     Maximum Sales Charge (Load) Imposed on Purchases                               None                None
     Maximum Deferred Sales Charge (Load)                                           None                None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions                None                None
     Redemption Fee                                                                 None                None
     Exchange Fee                                                                   None                None

ANNUAL FUND OPERATING EXPENSES(1)                                               TRUECROSSING        TRUECROSSING
(expenses that are deducted from Fund assets)                                      GROWTH         TECHNOLOGY FUND
                                                                                    FUND
     Advisory Fees                                                                 0.70%               0.70%
     Other Expenses                                                                0.80%               0.80%
     TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                       1.50%               1.50%


(1) Based on estimated expenses for each Fund's fiscal year ending November 30, 2000.


(2) Each Fund has adopted a distribution plan under SEC Rule 12b-1 ("12b-1 Plan") which requires further Board action and shareholder notification before the 12b-1 Plan can become effective and implemented. See "Distribution Plan" below for more information. To the extent the total expenses exceed the amounts shown in the fee table, the Adviser has undertaken to assume such excess expenses of each Fund (or waive the fees) through November 30, 2000.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund, that your investment has a 5% annual return, that a Fund's operating expenses remain the same as stated in the table above, that you reinvest all distributions and redeem your shares at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                        1 YEAR                    3 YEARS
TRUECROSSING GROWTH FUND                 $153                      $474
TRUECROSSING TECHNOLOGY FUND             $153                      $474

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS TRUECROSSING GROWTH FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term capital appreciation by investing in companies whose growth prospects appear to exceed those of the overall market.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing primarily in the common stock of Mid-Cap and Large-Cap companies. The Adviser analyzes the price, earnings, price histories, balance sheet characteristics, perceived management skills and perceived prospects for earnings growth when deciding which stocks to buy and sell for the Fund. The Adviser believes that earnings growth is the primary determinant of stock prices and that efficient financial markets will reward consistently above-average earnings growth with greater than average capital appreciation over the long term.


TRUECROSSING TECHNOLOGY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term capital appreciation by investing in companies whose growth prospects appear to exceed those of the overall market.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in the common stock of Mid-Cap and Large-Cap companies which are expected to derive at least 50% of their revenues from the technology and technology-related sectors. Utilizing a bottom-up approach, the Adviser analyzes and seeks companies with above-average earnings growth, high return invested capital and strong financials and management. The Adviser considers selling a security when these underlying fundamentals deteriorate or a better investment opportunity is identified.


PRINCIPAL INVESTMENT RISKS


GENERAL RISKS FOR BOTH FUNDS


There is no assurance a Fund will achieve its investment objective, and its net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may e worth more or less than its original value. A Fund does not, by itself, provide a complete investment program.

All investments made by each Fund have some risk. Among other things, the market value of any security in which a Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Moreover, stock markets tend to be cyclical, with periods of generally rising prices and generally declining prices. These cycles will affect the value of each Fund.

A Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks a Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for a Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of a Fund could also decrease. While the investment professionals employed by the Adviser have a number of years of prior experience in managing investment portfolios, including a mutual fund, this is the first time that the Adviser has managed a mutual fund.

SPECIFIC RISKS

TRUECROSSING GROWTH FUND

For the most part, the Fund's portfolio is comprised of Mid-Cap and Large-Cap companies. Therefore, if larger companies fall out of favor among investors, the value of the Fund's shares may decline. Likewise, if smaller companies outperform these larger companies, the Fund could under-perform broader equity indices. In addition, the common stock of Mid-Cap companies tend to be less liquid than those of Large-Cap companies, with the result that the Fund's portfolio may become more volatile if and to the extent that it increases its investments in Mid-Cap companies.

TRUECROSSING TECHNOLOGY FUND

Technology and Technology-Related Industries - The Fund will be subject to greater risk because of its concentration of investments in the technology sector and technology-related industries. Although the Adviser believes that investments by the Fund in the technology sector offer greater opportunity for growth of capital than investments in other industries, the value of such investments can and often does fluctuate dramatically and may expose you to greater than average financial and market risk.

Non-Diversified Status - The Fund is "non-diversified" and has the ability to take larger positions in a smaller number of issuers. Since the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a non-diversified fund, its share price may fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

TEMPORARY DEFENSIVE POSITION


In order to respond to adverse market, economic or other conditions, each Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, a Fund may be unable to achieve its investment objectives.


MANAGEMENT

The business of each Fund is managed under the direction of the Board of Trustees of TrueCrossing Funds (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER

NewBridge Partners, LLC, 535 Madison Avenue, 14th Floor, New York, New York 10022 (the "Adviser"), serves as investment adviser to each Fund. Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.70% of the average daily net assets of each Fund.

The Adviser commenced business on March 15, 1999. As of May 1, 2000, the Adviser had over $6.2 billion of assets under management.

All  investment  decisions  for each Fund are made by a committee of  investment
professionals   and  no  other  person  is  primarily   responsible  for  making
recommendations to that committee.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum"), provide various services to each Fund. As of April 1, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $67 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the agent of each Fund in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of each Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.


DISTRIBUTION PLAN


Each Fund has adopted a distribution plan under SEC Rule 12b-1 ("12b-1 Plan"). Although the 12b-1 Plan has been adopted, further Board action and shareholder notification is required before the 12b-1 Plan can become effective. Implementing such a 12b-1 Plan would allow each Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. If the 12b-1 Plan became effective, fees could be charged at an annual rate of up to 0.25% of the average daily net assets of each Fund. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges. Because the Board has not yet implemented the 12b-1 Plan, no 12b-1 Distribution Fees currently will be charged.


FUND EXPENSES

Each Fund pays for all of its expenses. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing each Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS WRITE TO US AT:
         TrueCrossing Funds
         P.O. Box 446
         Portland, ME  04112


OVERNIGHT ADDRESS:
         TrueCrossing Funds
         Two Portland Square
         Portland, Maine 04101


TELEPHONE US TOLL-FREE AT:
         (800) 679-5707

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
         Bankers Trust Company
         New York, New York
         ABA #021001033 FOR CREDIT TO:
         Forum Shareholder Services, LLC
         Account #014-65-547
         TrueCrossing Funds
         (Your Name)
         (Your Account Number)

GENERAL INFORMATION


You may purchase, without any sales charge, and sell (redeem) shares at the net asset value of a share, or NAV, next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your transaction request in proper form prior to 4 p.m. (Eastern time) on a business day, your transaction will be priced at that day's NAV. If the Transfer Agent receives your transaction request after 4 p.m., your transaction will be priced at the next business day's NAV. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.

You will receive periodic statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

Each Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which the NAV is calculated may change in case of an emergency or, if the New York Stock Exchange closes early. A Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. Each Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, a Fund values securities at fair value as determined by the Board (or its delegate).


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


         CHECKS For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UMGA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "TrueCrossing Funds" or to one or more owners of the account and endorsed to "TrueCrossing Funds." For all other accounts, the check must be made payable on its face to "TrueCrossing Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from a checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (800) 679-5707 to request an ACH transaction.


         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

                                              MINIMUM INITIAL INVESTMENT          MINIMUM ADDITIONAL INVESTMENT
Standard Account                                        $2,500                                 $500
Traditional and Roth IRA Accounts                       $1,000                                 $100
Electronic Fund Transfers                               $2,500                                 $500
Systematic Investment Plans                             $2,500                                 $500
Exchange Privileges                                     $2,500                                 None

The Adviser or the Fund's administrator may, at its discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS

                     TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o        Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names
proprietorship  accounts. Joint accounts can have two or             appear on the account
more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                 o        Depending  on  state  laws,  you  can set up a
These  custodial accounts  provide a way to give money to            custodial  account  under the UGMA or the UTMA
a child and obtain tax benefits.                            o        The custodian must sign  instructions in a
                                                                     manner indicating custodial capacity
BUSINESS ENTITIES                                           o        Submit a Corporate/Organization Resolution
                                                                     Form or similar document (see below)

TRUSTS                                                      o        The trust must be established before an
                                                                     account can be opened
                                                            o        Provide a certified trust document, or the
                                                                     pages from the trust document that identify
                                                                     the trustees

INVESTMENT PROCEDURES


                  HOW TO OPEN AN ACCOUNT                                  HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                                    BY CHECK

o        Call or write us for an account application        o        Fill out an investment slip from a
         and/or a Corporate/Organization Resolution Form             confirmation statement or write us a letter

o        Complete the application                           o        Write your account number on your check
o        Mail us your application and a check               o        Mail us the slip (or your letter) and a check
BY WIRE                                                     BY WIRE

o        Call or write us for an account application        o        Call to notify us of your incoming wire
         and/or a Corporate/Organization Resolution Form    o        Instruct your bank to wire your money to us

o        Complete the application

o Call us to fax the completed application and we will assign you an account number
o        Mail us your original application
o        Instruct your bank to wire your money to us

BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT

o        Call or write us for an account application        o        Complete the Systematic Investment section of
o        Complete the application                                    the application
o        Call us to fax the completed application and we    o        Attach a voided check to your application


                                       10

         will assign you an account number                  o        Mail us the completed application and the
o        Mail us your original application                           voided check
o        Make an ACH payment


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $500. The minimum initial investment must be at least $2,500.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four or more substantial redemptions or exchanges within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account (or another identically registered account in any other series of TrueCrossing Funds or Forum Funds) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation (if required)
o Mail us your request and documentation
BY WIRE

o Wire requests are only available if your request is for $10,000 or more and you provided bank account information on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o Mail us your request (See "By Mail")
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o Provide the following information:
     o Your account number

     o Exact  name(s)  in which  the  account  is  registered
     o Additional form of identification
o Your proceeds will be:

     o Mailed to you OR

     o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.


WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $10,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of a Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares

     o    Changes to a shareholder's record name

     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days

     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record

     o    Sending   redemption   proceeds   to  an  account   with  a  different
          registration (name or ownership) from yours

     o    Changes  to  systematic   investment  or   withdrawal,   distribution,
          telephone redemption or exchange option or any other election in connection with your account


SMALL  ACCOUNTS If the value of your account  falls below $2,500 (not  including
IRAs), a Fund may ask you to increase your balance. If the account value is still below $2,500 after 60 days, the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of a Fund's assets).


LOST   ACCOUNTS  The  Transfer   Agent  will   consider  your  account  lost  if
correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of the other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund Shares for Investor Shares of Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund or Investors Bond Fund (series of the Forum Funds). The minimum amount that is required to open an account in a Fund through an exchange with another fund is $2,500. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL

     o  Prepare a written request including:
          o  Your name(s) and signature(s)
          o  Your account number
          o  The names of each fund you are exchanging

          o  The dollar amount or number of shares you want to exchange

     o If opening a new account, complete an account application if you are requesting different shareholder privileges

     o  Mail us your request and documentation
BY TELEPHONE
     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o  Provide the following information:
          o  Your account number
          o  Exact name(s) in which account is registered
          o  Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION


DISTRIBUTIONS


Each Fund declares distributions from its net investment income and pays those distributions quarterly. Any net capital gain realized by a Fund will be distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


Each Fund intends to operate in a manner such that it will not be subject to Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) are taxable to you as ordinary income. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.


Distributions of capital gain and a Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide a Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.


Each Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.



FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the TrueCrossing Growth Fund commenced operations on December 20, 1999 and does not yet have audited financial statements. TrueCrossing Technology Fund had not commenced operations prior to the date of this prospectus.

                           FOR MORE INFORMATION

       The following documents will be available free upon request:

                        ANNUAL/SEMI-ANNUAL REPORTS
   Each Fund will provide annual and semi-annual reports to shareholders that        TRUECROSSING GROWTH FUND
              will provide additional information about the Fund's                   TRUECROSSING TECHNOLOGY
                 investments. In each Fund's annual report, you                                FUND
                 will find a discussion of the market conditions
        and investment strategies that significantly affected the Fund's performance during its preceding fiscal year.

                STATEMENT  OF  ADDITIONAL  INFORMATION  ("SAI")
        The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                           CONTACTING THE FUNDS

   You can get free copies of both reports (when available) and the SAI, request other information and discuss your questions about each Fund by contacting your broker or the Funds at:


                      Forum Shareholder Services, LLC
                               P. O. Box 446
                           Portland, Maine 04112

                              (800)-679-5707


              SECURITIES AND EXCHANGE COMMISSION INFORMATION
     You can also review the Funds' reports (when available) and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC").
   The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:

                                                                                     TRUECROSSING FUNDS

                           Public Reference Room                                     Two Portland Square
                    Securities and Exchange Commission                               Portland, ME 04101
                        Washington, D.C. 20549-0102                                  (800) 679-5707

                    E-mail address: publicinfo@sec.gov

                                                                                     INVESTMENT ADVISER
  Free copies of the Funds' reports and SAI are available from the SEC's             NewBridge Partners, LLC
                 Internet Web Site at http://www.sec.gov.                            535 Madison Avenue, 14th Floor
                                                                                     New York, New York 10022


                                                                                     www.truecrossingfunds.com

                 Investment Company Act File No. 811-09509

         TRUECROSSING
             FUNDS
                                             STATEMENT OF ADDITIONAL INFORMATION

FUND INFORMATION:                            MAY 1, 2000


         TrueCrossing Funds
         Two Portland Square
         Portland, Maine 04101
         (800) 679-5707

INVESTMENT ADVISER:                           TRUECROSSING
                                              GROWTH FUND
         NewBridge Partners, LLC
         535 Madison Avenue, 14th             TRUECROSSING
         New York, New York  10022            TECHNOLOGY FUND

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 679-5707







This Statement of Additional Information, or SAI, supplements the Prospectus dated May 1, 2000, as may be amended from time to time, offering shares of TrueCrossing Growth Fund and TrueCrossing Technology Fund. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary...........................................................3
1.       Investment Policies and Risks......................................4
2.       Investment Limitations.............................................12
3.       Performance Data and Advertising...................................14
4.       Management.........................................................19
5.       Portfolio Transactions.............................................26
6.       Additional Purchase and Redemption Information.....................27
7.       Taxation...........................................................30
8.       Other Matters......................................................35
Appendix A - Description of Securities Ratings..............................A-1
Appendix B - Financial Statement............................................B-1

GLOSSARY


"Adviser" means NewBridge Partners, LLC.

"Board" means the Board of Trustees of the Trust.

"CFTC" means the U.S. Commodities Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.


"Custodian" means the custodian of each Fund's assets.


"FAdS" means Forum Administrative  Services, LLC, administrator of each
Fund.

"FAcS" means Forum Accounting Services, LLC, the accountant of each Fund.

"FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

"Fund" means either TrueCrossing Growth Fund or TrueCrossing Technology
Fund.

"Funds" means the TrueCrossing Growth Fund and TrueCrossing Technology Fund.

"Fitch" means Fitch IBCA, Inc.

"IRS" mean Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Stock Index Futures" means futures contracts that relate to broadly based stock indices.

"Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

"Trust" means TrueCrossing Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the disclosure in the Prospectus about each Fund's investment techniques, strategies and risks.

                          SECURITY RATINGS INFORMATION

Each Fund may invest in fixed income securities. Each Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund generally may only invest its assets in debt securities that, with the exception of convertible securities, are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2 (P-2)" in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

                          TEMPORARY DEFENSIVE POSITION

Each Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which each Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds.

Some money market instruments in which a Fund may invest have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, and there is generally no established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

                      HEDGING AND OPTION INCOME STRATEGIES

Each Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. Each Fund accomplishes a hedge by purchasing options to acquire securities or writing (selling) covered options on securities in which it has invested, other than for bona fide hedging purposes, by buying or selling stock index futures based in whole or in part on securities in which a Fund may invest, as well as by buying or selling options on such futures contracts.

A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of
Section 4.5 of the rules of the CFTC. Under that section, the Fund may not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such other positions would exceed 5% of each Fund's net assets.

Neither Fund has any current intention of investing in futures contracts and options thereon for purposes other than hedging.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

Each Fund may write any covered options. An option is covered if, as long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALLS AND HEDGING. Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, a Fund will not use leverage in its options and hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met. A Fund owns either an offsetting ("covered") position; or it owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. Each Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. Each Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by a

Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by a Fund.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option a Fund pays a premium to the seller of the option. The amount of premium received or paid by a Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Each Fund may purchase call options on debt securities that the Fund's Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. Each Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection, to the extent of the call premium received less any transaction costs, against a decrease in the market price of a security.

Each Fund may purchase and write put and call options on fixed income or equity security indices in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

RISKS

A Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

o Dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.
o Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.
o The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests.
o Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.
o The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

                               FOREIGN INVESTMENT

FOREIGN CURRENCY TRANSACTIONS

Each Fund may conduct foreign currency exchange transactions, for hedging purposes, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities each Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. Neither Fund will enter into forward contracts for speculative purposes.

If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. A Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Neither Fund has any present intention to enter into currency futures contracts or options thereon, but may do so in the future, particularly in order to hedge against the risk of foreign exchange fluctuation on foreign securities each Fund holds in its portfolio or which it intends to purchase.

FOREIGN SECURITIES

All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to each Fund's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict. Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Each Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that a Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities held by the Fund.

DEPOSITORY RECEIPTS

Each Fund may invest in the securities of foreign issuers directly or indirectly through sponsored or unsponsored depositary receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored or unsponsored American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), and other similar securities global instruments. ADRs are typically issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. A Fund invests in depository receipts in order to obtain exposure to foreign securities markets.

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

                              REPURCHASE AGREEMENTS

IN GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, a Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

                             CONVERTIBLE SECURITIES

IN GENERAL

Each Fund may invest in convertible securities. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

                       ILLIQUID AND RESTRICTED SECURITIES

Neither Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in illiquid securities.

IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, over-the-counter options, securities which are not readily marketable and, with certain exceptions, restricted securities. Restricted securities are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act. A Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINING LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                 WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the then current market values.

A Fund enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

Each Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.


                                  MISCELLANEOUS

Each Fund may hold cash or cash equivalents, such as high quality money market instruments, pending investment and to retain flexibility to pay redemptions and expenses.


INVESTMENT LIMITATIONS

For purposes of all fundamental and nonfundamental investment policies of each Fund, (i) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which each Fund may rely and (ii) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which each Fund may rely.

Each Fund has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective (see "Investment Objective, Strategies and Risks" in the Prospectus), which is fundamental, neither Fund has adopted any fundamental policies except as required by the 1940 Act.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of a Fund or (ii) 67% of the shares of a Fund's present or represented at a shareholder's meeting at which the holders of more than 50% of the outstanding shares of a Fund are present or represented.

DIVERSIFICATION

True Crossing Growth Fund, as a diversified fund under the 1940 Act, may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (i) more than 5% of TrueCrossing Growth Fund's total assets would be invested in the securities of a single issuer, or (ii) TrueCrossing Growth Fund would own more than 10% of the outstanding voting securities of any single issuer. TrueCrossing Technology Fund is a non-diversified fund pursuant to the 1940 Act, but is considered diversified pursuant to the Code.

INDUSTRY CONCENTRATION

a. Each Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (i) investments in U.S. Government securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities").

b. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and
(iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone).

BORROWING

A Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 10% of the Fund's total assets. For purposes of this limitation, there is no limit on the following to the extent they are fully collateralized: (i) the delayed delivery of purchased securities (such as the purchase of when-issued securities), and (ii) reverse repurchase agreements. A Fund will not purchase portfolio securities while outstanding borrowings of money exceed 5% of its total assets.

REAL ESTATE

Neither Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, securities of companies engaged in the real estate business, or in real estate investment trusts).

LENDING

a.  Neither  Fund  may  make  loans  to  other  parties.  For  purposes  of this
limitation,   entering  into  repurchase  agreements,   lending  securities  and
acquiring any debt security are not deemed to be the making of loans.

b. A Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 30% of the Fund's total assets, as determined by SEC guidelines.

COMMODITIES

Neither Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

UNDERWRITING


Neither Fund may underwrite securities issued by other persons except, to the extent that, in connection with the disposition of a Fund's assets, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.


SENIOR SECURITIES

Neither Fund may issue senior securities except to the extent permitted by the 1940 Act.

LIQUIDITY

A Fund may not invest more than 15% of its net assets in illiquid securities (taken at their current value).

EXERCISING CONTROL OF ISSUERS

Neither Fund may make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

SHORT SALES AND PURCHASING ON MARGIN

a. Neither Fund may sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

b. Neither Fund may purchase securities on margin, except that a Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

SECURITIES OF INVESTMENT COMPANIES

Neither Fund may invest in the securities of any investment company, other than a money market mutual fund, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

OPTIONS AND FUTURES CONTRACTS

Each Fund may invest in futures or options  contracts  regulated by the CFTC for
(i) bona fide hedging  purposes  within the meaning of the rules of the CFTC and
(ii) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

PERFORMANCE DATA AND ADVERTISING

                                PERFORMANCE DATA

Each Fund may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

Each Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

Each Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Each Fund's performance will fluctuate in response to market conditions and other factors.

Each Fund may reference the "New Economy" in its advertising, sales literature, shareholder reports or other materials. The Adviser considers the "New Economy" as a new "vital" era that has come into being over the last decade as a result of many forces, primarily the globalization of the world economy, the dominance of new technology and the information revolution. The Adviser believes that the vitality of the "New Economy" can be attributed to the following characteristics that it believes currently exist: the private sector has become the primary engine of economic growth; inflation is at a low rate and prices are stable; the budget is balanced or close to being balanced; tariffs on imported goods are being reduced or eliminated; restrictions on foreign investments are being removed; state-owned industries and utilities are becoming privatized; banking and telecommunication systems are more open to private ownership; and an array of competing pension options and mutual funds are now available.

                            PERFORMANCE CALCULATIONS

Each Fund's performance may be quoted in terms of yield or total return.

SEC YIELD

Standardized SEC yields for each Fund used in advertising are computed by dividing each Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Funds' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Funds' shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of each Fund are not fixed or guaranteed, and an investment in either Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of each Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare each Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. Neither Fund charges any sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a        =        dividends and interest earned during the
                                    period
                  b        =        expenses accrued for the period (net of
                                    reimbursements)
                  c        =        the  average  daily  number of shares
                                    outstanding  during the period that were
                                    entitled to receive dividends
                  d        =        the maximum offering price per share on the
                                    last day of the period

TOTAL RETURN CALCULATIONS

Each Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, each Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P (1+T) n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
ERV      =        ending  redeemable value at the end of the applicable  period, of a hypothetical  $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

o Each Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.

o Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

Each Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federal and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of a Fund as of one or more dates; and (10) a comparison of a Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7.00% and 12.00% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of 10 years and $3,870 and $9,646, respectively, at the end of 20 years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

Each Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                        SYSTEMATIC                SHARE               SHARES
PERIOD                  INVESTMENT                PRICE              PURCHASED
------                  ----------                -----              ---------
   1                       $100                    $10                 10.00
   2                       $100                    $12                 8.33
   3                       $100                    $15                 6.67
   4                       $100                    $20                 5.00
   5                       $100                    $18                 5.56
   6                       $100                    $16                 6.25
                           ----                    ---                 ----
          TOTAL  INVESTED $600     AVERAGE PRICE $15.17   TOTAL SHARES 41.81

In connection with its advertisements, each Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser that it has for more than 25 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.

If a Fund invests in municipal securities and distributes Federally tax-exempt (and in certain cases state tax-exempt) dividends, the Fund may advertise the benefits of and other effects of investing in municipal securities. For instance, the Fund's advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only and not necessarily representative of the Fund's yield.

MANAGEMENT

                              TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST. The business and affairs of each Fund are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the actions of all of the Funds' service providers. This management also includes a periodic review of the service providers' agreements and fees charged to each Fund. The names of the Trustees and officers of the Funds, their position with the Funds, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Funds is indicated by an asterisk.

NAME, ADDRESS AND AGE              POSITION(S) WITH FUND                 PRINCIPAL OCCUPATION(S) DURING THE
                                                                         PAST FIVE YEARS
Eric J. Gleacher                   Trustee                               Chairman and Chief Executive
Gleacher & Co. LLC                 Nominating Committee, Chairperson     Officer, Gleacher & Co., LLC
660 Madison Avenue                 (3)                                   for more than five years
New York, NY 10021-8405            Audit Committee, Member (2)
Born:  April 1940

W. Wallace McDowell                Trustee                               1994-present. Private Investor.
43 Arch Street                     Audit Committee, Chairperson          1991-1994. Managing Director, MLGAL
Greenwich, CT 06830                Nominating Committee, Member          Partners.
Born: November 1936                                                      1983-1991. Prospect Capital Corp.

Daniel B. Goldman, Esquire*        Trustee                               1994 - Present.  Partner, Kasowitz,
Kasowitz, Benson, Torres &         Audit Committee, Member               Benson, Torres & Friedman LLP
Friedman LLP                       Nominating Committee, Member
1301 Avenue of the Americas
New York, NY  10019
Born: April 1960

James B. Cowperthwait*             Chairman, Board of Trustees           1/00 - Present. Manager, Chairman,
NewBridge Partners, LLC            Valuation Committee, Chairperson(1)   Chief Executive Officer and Chief
535 Madison Ave., 14th Floor                                             Investment Officer, NewBridge
New York, NY  10022                                                      Partners, LLC
Born: September 1937                                                     3/99 - 1/00. Chairman and Chief
                                                                         Investment Officer, NewBridge
                                                                         Partners, LLC
                                                                         12/92 - 3/99. Managing Director,
                                                                         Campbell, Cowperthwait, a division
                                                                         of U.S. Trust Company

Erick F. Maronak*                  Trustee                               1/00 - Present. Manager, Managing
NewBridge Partners, LLC            President                             Director and Director of Research,
535 Madison Ave., 14th Floor       Valuation Committee, Member           NewBridge Partners, LLC
New York, NY 10022                                                       3/99 - 1/00. Managing Director and
Born: January 1966                                                       Director of Research, NewBridge
                                                                         Partners, LLC
                                                                         3/96 - 3/99. Managing Director,
                                                                         Campbell, Cowperthwait, a division
                                                                         of U.S. Trust Company
                                                                         2/90 - 3/96. Managing Director,
                                                                         Campbell, Cowperthwait, a division
                                                                         of U.S. Trust Company

Jason E. Dahl                                                            3/99 - Present. NewBridge Partners,
NewBridge Partners, LLC            Vice President                        LLC
535 Madison Ave., 14th Floor       Assistant Treasurer                   3/94 - 3/99. Asst. Vice President,
New York, NY 10022                 Valuation Committee, Member           Portfolio Manager, Campbell,
Born: December 1967                                                      Cowperthwait, a division of U.S.
                                                                         Trust Company

                                       19


John Y. Keffer                     Vice President                        President and Director, Forum
Two Portland Square                Assistant Secretary                   Financial Services, Inc. for more
Portland, Maine 04101                                                    than five years
Born:  July 1942                                                         Director and sole shareholder
                                                                         (directly and indirectly) of Forum
                                                                         Financial Group LLC, which owns
                                                                         (directly or indirectly) Forum
                                                                         Administrative Services, LLC,
                                                                         Forum Shareholder Services, LLC
                                                                         and Forum Fund Services, LLC
                                                                         Officer, Director or Trustee,
                                                                         various funds managed and
                                                                         distributed by Forum Administrative
                                                                         Services, LLC and Forum Fund Services,
                                                                         LLC



Stephen J. Barrett                 Vice President                        6/96 -Present. Manager of Client
Two Portland Square                Assistant Secretary                   Services, Forum Financial Group, LLC
Portland, ME 04101                                                       1994-1996. Senior Product Manager,
Born: November 1968                                                      Fidelity Investments

                                                                         Officer,  various  funds  managed and
                                                                         distributed  by Forum Administrative
                                                                         Services, LLC and Forum Fund Services, LLC

D. Blaine Riggle                   Secretary                             1/98 - Present. Counsel, Forum
Two Portland Square                                                      Financial Group, LLC
Portland, ME 04101                                                       3/97 - 1/98. Associate Counsel,
Born: November 1966                                                      Wright Express Corporation
                                                                         1994 - 3/97.  Associate at the law
                                                                         firm of Friedman, Babcock &
                                                                         Gaythwaite
                                                                         Officer, various funds managed and
                                                                         distributed by Forum Fund Services,
                                                                         LLC and Forum Administrative
                                                                         Services, LLC

Ronald H. Hirsch                   Treasurer                             9/99 - Present. Managing Director
Two Portland Square                                                      of Operations and Finance, Forum
Portland, ME 04101                                                       Financial Group
Born:  October 1943                                                      1991-1998. Member of the Board,
                                                                         Citibank Germany


Marcella A. Cote                   Assistant Secretary                   6/98 - Present. Senior Fund
Two Portland Square                                                      Specialist, Forum Administrative
Portland, ME 04101                                                       Services, LLC
Born:  January 1947                                                      1/97 - 12/97. Budget Analyst, Maine
                                                                         Department of Human Services
                                                                         1991 - 1997. Project Assistant,
                                                                         Maine Inter-departmental Committee
                                                                         on Transition
                                                                         Officer, various funds managed and
                                                                         distributed by Forum Fund Services,
                                                                         LLC and Forum Administrative
                                                                         Services, LLC

                                       20

Dawn L. Taylor                     Assistant Treasurer                   10/97 - Present. Tax Manager, Forum
Two Portland Square                                                      Financial Group, LLC
Portland, ME 04101                                                       1/97 - 10/97.  Senior Tax
Born:  May 1964                                                          Accountant, Purdy, Bingham &
                                                                         Burrell, LLC
                                                                         9/94 - 10/97.  Senior Fund
                                                                         Accountant, Forum Financial Group,
                                                                         LLC
                                                                         Officer, various funds managed and
                                                                         distributed by Forum Fund Services,
                                                                         LLC and Forum Administrative
                                                                         Services, LLC

(1) The Valuation Committee is responsible for determining and monitoring the value of each Fund's assets.
(2) The Audit Committee is responsible for meeting with the Trust's independent certified public accountants to (i) review the arrangements and scope of any audit; (ii) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (iii) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (iv) review any form of opinion the accountants propose to render to the Trust.
(3) The Nominating Committee is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates.

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee, other than those affiliated with the Adviser, is paid $1,500 for each Board meeting attended and $1,000 for each Audit Committee and Nominating Committee meeting attended on a date when a Board meeting is not held. The Chairman of the Audit Committee is paid $500 for each meeting attended in addition to the Chairman's compensation as a Trustee.

Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board and any committee thereof.

Trustees participating in professional development activities relating to the Trustee's duties and responsibilities as a Trustee is paid $500 per day for each day or partial day of attendance.

Trustees that are affiliated with the Adviser or other service provider to the Fund receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees that have been, or will be, paid to each Trustee by the Trust during the current fiscal year ending November 30, 2000.

                                                          Pension  or
                                                          Retirement
                                      Aggregate           Benefits   Accrued  Estimated    Annual  Total
                                      Compensation  from  as  Part  of  Fund  Benefits       upon  Compensation  from
Name                                  Trust               Expenses            Retirement           Trust(1)
------------------------------------- ------------------- ------------------- -------------------- -------------------
Eric J. Gleacher                      $8,000              $0                  $0                   $8,000
W. Wallace McDowell                   $8,500              $0                  $0                   $8,500
Daniel B. Goldman                     $8,000              $0                  $0                   $8,000
Erick F. Maronak                      $0                  $0                  $0                   $0
James B. Cowperthwait                 $0                  $0                  $0                   $0


(1) The total compensation reflects expected payments made or to be made since the Trust's inception on November 23, 1999 through the end of the current fiscal year ending November 30, 2000. The Trust is not a member of a fund complex.


                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund, other than brokerage expenses.

OWNERSHIP OF ADVISER/AFFILIATIONS

Mr. Cowperthwait is the controlling interest holder in the Adviser. In addition, Mr. Cowperthwait and Mr. Maronak are two out of the three Managers of the Adviser.

FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly, equal to 0.70% per annum based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in either Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser from the Fund against any investment management fee received from a client.

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust with respect to the Fund on 30 days' written notice when authorized either by vote of a Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 90 days' written notice to the Trust.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

EXPENSE LIMITATIONS

To the extent the expenses exceed the amounts shown in the fee table in the Prospectus. The Adviser has undertaken to assume such excess expenses of each Fund (or waive its fees) through November 30, 2000. This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) for the period of 1.50%.

                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under  its  agreement  with the  Trust,  FFS acts as the  agent of the  Trust in connection with the offering of shares of each Fund. FFS continuously distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of either Fund's shares.


Each Fund has adopted a distribution plan under SEC Rule 12b-1 ("12b-1 Plan") that allows each Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. Although the Board has adopted the 12b-1 Plan, further Fund action and shareholder notification are required before the 12b-1 Plan can become effective and be implemented. Because the Board has not yet implemented the 12b-1 Plan, no 12b-1 Distribution Fees currently are being charged. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If charged, these fees would be paid to FFS. If the Board decides to implement the 12b-1 Plan, FFS would be reimbursed for the expenses it incurs at an annual rate of up to 0.25% of the average daily net assets of the Fund's shares. FFS may incur expenses for any distribution-related purpose it deems necessary or appropriate, including the following principal activities: (i) compensation to employees and expenses, including overhead, travel and telephone and other communication expenses, of FFS, (ii) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Fund shares to any prospective investors, (iii) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Fund shares for sale to the public.


OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to each Fund on 60 days' written notice when authorized either by vote of a Fund's shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Trust; and (2) paying judgments against FFS. The Trust is not required to indemnify FFS if the Trust does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Trust's own name or in the name of FFS.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of each Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate as follows: 0.15% of the average daily net assets under $50 million of the Fund, 0.10% of the average daily net assets over $50 million and under $100 million and 0.05% of the average daily net assets over $100 million of the Fund. Notwithstanding the above, the minimum fee for each Fund shall be $25,000 per year. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to each Fund on 60 days' written notice. Under the agreement, FAdS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 plus surcharges of $6,000 to $24,000 for specified asset levels. FAcS is paid additional surcharges of $12,000 per year for each of the following: a portfolio with more than a specified number of securities positions and/or international positions; investments in derivative instruments; percentages of assets invested in asset backed securities; and, a monthly portfolio turnover rate of 10% or greater. The fee is accrued daily by each Fund and is paid monthly based on the transactions and positions for the previous month.

FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to each Fund on 60 days' written notice. Under the agreement, FAcS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). In addition, in calculating NAV per share FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $24,000 (waived to $18,000 for the first year) and $15.00 per open shareholder account, $12.00 per open networked shareholder account, $5.00 per closed shareholder account and $12,000 per additional share class. The fee is accrued daily by each Fund and is paid monthly.

The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to each Fund on 60 days' written notice. Under the agreement, the Transfer Agent is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

CUSTODIAN


As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC (the "Custodian") safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Deutsche Bank, 130 Liberty Street, New York, New York, 10006, to serve as subcustodian for each Fund.


For its services, the Custodian receives a fee from each Fund at an annual rate as follows: (1) 0.01% for the first $1 billion in Fund assets; (2) 0.0075% for Fund assets between $1-$2 billion; and (3) 0.005% for Fund assets greater than $2 billion. The Custodian is also paid certain transaction fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by the law firm of Finn Dixon & Herling LLP, One Landmark Square, Stamford, CT 06901.

INDEPENDENT AUDITORS


Ernst & Young, LLP, 787 Seventh Avenue, New York, NY 10019, independent auditors, have been selected as auditors for each Fund. The auditors will perform an audit of the annual financial statements of each Fund.

PORTFOLIO TRANSACTIONS

                      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom each Fund purchases or to whom each Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. Neither Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than might be charged by other brokers. These services, which augment the Adviser's own internal research capabilities, include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. They may be used by the Adviser in connection with services to clients other than a Fund, and not all research services may be used by the Adviser in connection with a Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.

OTHER ACCOUNTS OF THE ADVISER

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser of each Fund. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Such concurrent authorizations will be effected only when the Adviser believes that to do so will be in the best interest of all the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Although portfolio transactions are not a principal strategy to achieving each Fund's investment objectives, from time to time a Fund may engage in short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS

From time to time either Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged as principal in the largest dollar amount of portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest dollar amount of a Fund's shares during its last fiscal year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                               GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

Each Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

                         ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis at NAV per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share, which will be contained in each Fund's financial statements (specifically, the statements of assets and liabilities). Each Fund reserves the right to refuse any purchase request in excess of 1%.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, each Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

Shareholders of each Fund's shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of the same class of any other Fund of the Trust.

IRAS

A Fund may be a suitable investment vehicle for part or all of the assets held in traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Fund at 1-800-679-5707 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you or your spouse has adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1999 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to each Fund.


If you purchase shares through a financial institution, you will be subject to the financial institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Fund is not responsible for the failure of any financial institution to carry out its obligations.

                        ADDITIONAL REDEMPTION INFORMATION

Each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which each Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.


INVOLUNTARY REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

                                NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sale price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a

Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

The per share NAV of any other class of shares of a Fund is expected to be substantially the same. Under certain circumstances, however, the per share NAV of each class may vary. The per share NAV of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

                                    EXCHANGES

Shareholders may sell their Fund shares, and buy shares in one of the series of the Forum Funds (see "Exchange Privileges" in the Prospectus). The exchange procedures (as described in the Prospectus) may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

TAXATION


The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that a Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting a Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of any Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.


This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of either Fund.

The tax year-end of each Fund is November 30 (the same as each Fund's fiscal year end).

MEANING OF QUALIFICATION

As a regulated investment company, neither Fund will be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

o Each Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o Each Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o Each Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


o Each Fund generally intends to operate in a manner such that it will not be subject to federal income tax.

FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of that Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is our intention that each Fund will always qualify as a registered investment company. However, there is no assurance that a Fund will always qualify as a regulated investment company in every tax year.

                               FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares and do not qualify for the dividends-received deduction.

A Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in a Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of a Fund just prior to the ex-dividend date of a distribution may be taxed on the entire amount of the distribution received, even though the NAV per share on the date of the purchase reflected the amount of the distribution.


Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by a Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

             CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.


Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by a Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if elected by a Fund) of the calendar year. The balance of each Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund  intends to make  sufficient  distributions  of its  ordinary  taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer (married, filing jointly), $3,000 of ordinary income.

                               BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax or refunded.

                                  FOREIGN TAXES

Income received by a Fund may also be subject to foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. In the case of a Fund, if more than 50% of the value of its total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass-through of taxes by the Funds. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Funds. A shareholder's foreign tax credit with respect to a dividend received from the Funds will be disallowed unless the shareholder holds shares in the Funds on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

The federal income tax status of each year's distributions by each Fund will be reported to shareholders and to the Internal Revenue Service. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.


FOREIGN CURRENCY TRANSACTIONS. Under Section 988 of the Code, special rules are provided for certain foreign currency contracts (whether or not traded in the interbank market), from futures contracts that are not "regulated futures contracts", and from unlisted options are treated as ordinary income or loss under Section 988. The Funds may elect to have foreign currency-related regulated futures contracts and listed options subject to ordinary income or loss treatment under Section 988. In addition, in certain circumstances, the Funds may elect capital gain or loss for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Funds.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.


                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from each Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

 OTHER MATTERS

                               GENERAL INFORMATION


ORGANIZATION



The Trust was organized as a business trust under the laws of the State of Delaware on July 29, 1999 pursuant to a trust instrument dated July 29, 1999 (the "Trust Instrument") and was amended and restated on November 15, 1999. The Trust has operated as an investment company since the date of its organization.


The Trust is registered with the SEC as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in the Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Funds are the only two series of TrueCrossing Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or TrueCrossing Funds. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust. Under the 1940 Act, TrueCrossing Growth Fund is diversified and TrueCrossing Technology Fund is non-diversified.

The TrueCrossing Technology Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure (also known as a master/feeder). Implementation of such a structure by TrueCrossing Technology Fund is subject to approval by the Fund's Board and notification to shareholders outlining information and fees related to such a structure.


The Trust and both Funds will continue indefinitely until terminated.


Not all Funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

Code of Ethics. The Trust, the Adviser, and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations.


SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a Fund's) outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or a Fund) for any purpose related to the Trust (or a Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

                                 FUND OWNERSHIP

As of March 31, 2000, and prior to the public offering of the TrueCrossing Technology Fund, the Adviser beneficially owned 100% of and may be deemed to control the TrueCrossing Technology Fund. James B. Cowperthwait, Trustee, owns 84.5% and Erick F. Maronak, Trustee, owns 2.5% of the shares of the Adviser. As of the same date, no other officers or Trustees of the Trust owned any of the outstanding shares of the TrueCrossing Technology Fund. From time to time, certain shareholders may own a large percentage of the shares of either Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. It is unlikely, however, that Adviser will continue to control the TrueCrossing Technology Fund. "Control" for these purposes is the ownership of 25% or more the Fund's voting securities.


As of March 31, 2000, the percentage of shares owned by all officers and trustees of the Trust as a group was 1.98% of the shares of TrueCrossing Growth Fund.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of TrueCrossing Growth Fund. These shareholders and any shareholder known by TrueCrossing Growth Fund to own beneficially 5% or more of a class of shares of each Fund are listed in Table 1 in Appendix B.

As of March 31, 2000, no person beneficially owned 25% or more of the shares of TrueCrossing Growth Fund.


              LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENT


A financial statement as of December 16, 1999, for the TrueCrossing Growth Fund is included in this Statement of Additional Information.

APPENDIX A  - DESCRIPTION OF SECURITIES RATINGS

                  CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


MOODY'S INVESTORS SERVICE

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+         High credit quality. Protection factors are strong. Risk is modest
AA          but may vary slightly from time to time because of economic conditions.

A+,A,       Protection factors are average but adequate.  However,  risk factors
A-          are more variable in periods of greater economic stress.

BBB+        Below-average  protection  factors  but still considered  sufficient
BBB         for prudent investment. Considerable variability in risk during
BBB-        economic cycles.

BB+         Below investment grade but deemed likely to  meet  obligations  when
BB          due. Present or prospective financial protection  factors  fluctuate
BB-         according to industry  conditions.  Overall quality may move up or down frequently within this category.

B+          Below  investment  grade and possessing risk that obligations will
B           not be met when due.  Financial protection  factors will  fluctuate
B-          widely  according to economic  cycles,  industry  conditions  and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP          Preferred stock with dividend arrearages.


FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,       High default risk. Default is a real possibility.  Capacity for
CC, C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD,      Default.  Securities  are  not  meeting  current  obligations  and are
DD, D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

                                 PREFERRED STOCK

MOODY'S INVESTORS SERVICE

AAA An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,         Preferred stock rated BB, B, and CCC is regarded, on balance,
B,          as predominantly  speculative with respect to the issuer's  capacity
CCC         to pay preferred stock  obligations.  BB indicates the lowest degree of  speculation  and CCC the highest.  While such issues will likely
            have   some   quality   and   protective   characteristics,    large
            uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

   NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o    Leading market positions in well-established industries.
                o    High rates of return on funds employed.
                o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME     Issuers  rated  Not  Prime do not fall  within  any of the Prime rating categories.

 STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - FINANCIAL STATEMENT

                               TRUECROSSING FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 16, 1999

                                                              TRUECROSSING
                                                               GROWTH FUND

ASSETS
     Cash                                                          $100,000
         Total assets                                              $100,000
                                                                   ========

LIABILITIES                                                              $0
                                                                         --

NET ASSETS                                                         $100,000
                                                                   ========

Shares Outstanding (no par value, shares
authorized is unlimited)                                             10,000

Net Asset Value, offering and redemption price
per share (10,000 shares outstanding)                                $10.00
                                                                     ======



         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS STATEMENT.

                               TRUECROSSING FUNDS
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 16, 1999


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

(A) General: TrueCrossing Funds (the "Trust") is an open end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Delaware business trust on July 29, 1999. TrueCrossing Growth Fund ("Fund") is a separate, diversified series of the Trust. As of December 16, 1999, the Fund has had no operations other than organizational matters and the issuance and sale of initial shares to NewBridge Partners, LLC on December 15, 1999. Organizational expenses will be borne by NewBridge Partners, LLC.

(B) Federal Taxes: The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision will be required.

NOTE 2 - INVESTMENT ADVISORY AND OTHER SERVICES

(A) Investment Adviser. The investment adviser for the Fund is NewBridge Partners, LLC (the "Adviser"). For its services, the Adviser receives a fee at an annual rate of 0.70% of the Fund's average daily net assets.

(B) Administrator. The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.15% of the Fund's average daily net assets under $50 million, 0.10% of the Fund's average daily net assets between $50 million and $100 million and 0.05% of the Fund's average daily net assets in excess of $100 million. This fee is subject to an annual minimum of $25,000.

(C) Distributor. Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the Fund's distributor. FFS receives no compensation for its services.

(D) Other Service Providers. Forum Accounting Services, LLC is the fund accountant for the Fund and receives a fee of $36,000 per year, subject to adjustments for the number and type of portfolio transactions. Forum Shareholder Services, LLC is the Fund's transfer agent and dividend disbursing agent and receives a fee of $18,000 per year plus certain other fees and expenses.

(E) Shareholder Servicing Agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund. FAdS may pay out any and all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold shares of the Fund.

TABLE 1 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of the TrueCrossing Growth Fund as of March 31, 2000.

NAME AND ADDRESS                                    SHARES                            % OF FUND

Thomas L. Piper III &                             47,155.953                            10.62
Ann R. Piper
Windrow Lane
New Canaan, CT  06840

Joan E. Hoffman                                   34,875.197                            7.85
2496 San Antonio Ave.
Carmel, CA  93923

New Bridge Partners LLC                           30,531.119                            6.87
535 Madison Ave.
14th Floor
New York, NY  10022

Martha B. Walker                                  25,460.941                            5.73
P.O. Box 472422
San Francisco, CA 94147-2422

Jacqueline Meyer                                  22,713.955                            5.11
902 Kensington Way
Mt. Kisco, NY  10549


                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      Trust Instrument of Registrant (see Note).

(b)      None.

(c) See Sections 2.02, 2.04, and 2.06 of the Trust Instrument filed as Exhibit (a).

(d) Investment Advisory Agreement between Registrant and NewBridge Partners, LLC (see Note).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC, dated as of December 8, 1999 (see Note).

(f)      None.

(g) Custodian Agreement between Registrant and Forum Trust, LLC, dated as of December 8, 1999 (see Note).

(h) (1) Transfer Agency and Services Agreement between Registrant and Forum Financial Services, LLC, dated as of December 8, 1999 (see Note).

     (2) Administration Agreement between Registrant and Forum Administrative Services, LLC, dated as of December 8, 1999 (see Note).

     (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of December 8, 1999 (see Note).

(i)      Opinion of Finn Dixon & Herling LLP dated December 17, 1999 (see Note).


(j)      Consent of independent auditors (filed herewith).


(k)      None.

(l) Investment Representation Letter of original purchaser of shares of Registrant (see Note).

(m)      Distribution (12b-1) Plan adopted by Registrant (see Note).

(n)      None.

(p)  (1) Code of Ethics adopted by Registrant (see Note).

     (2) Code of Ethics adopted by NewBridge Partners, LLC (filed herewith).


     (3) Joint Code of Ethics adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC (filed herewith).


OTHER EXHIBITS:

(1)      Power of attorney of James B. Cowperthwait (see Note).


(2)      Power of attorney of Erick F. Maronak (see Note).


(3)      Power of attorney of Eric J. Gleacher (see Note).

(4)      Power of attorney of W. Wallace McDowell (see Note).

(5)      Power of attorney of Daniel B. Goldman (see Note).

----------------
Note: Exhibit incorporated by reference as filed in pre-effective amendment No. 2 via EDGAR on December 17, 1999, accession number 0001004402-99-000465.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
Section 9.02 of the Registrant's Trust instrument provides as follows:

Section 9.02  Indemnification.

         (a) Subject to the exceptions and limitations contained in Subsection 9.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, proceeding or investigation in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," "proceeding" or "investigation" shall apply to all claims, actions, suits, proceedings or investigations (civil, criminal or other, including appeals), formal or informal, actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


         (b) No indemnification shall be provided hereunder to a Covered Person:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).


         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, proceeding or investigation of the character described in Subsection 9.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 9.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 9.02.

Section 5 of the Investment Advisory Agreement provides as follows:

         Section 5.  Standard of Care

         (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.


         (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of NewBridge Partners, LLC contained in Parts A and B of this registration statement is incorporated by reference herein.

         The following are the directors and principal executive officers of NewBridge Partners, LLC, including their business connections, which are of a substantial nature. The address of NewBridge Partners, LLC is 535 Madison Avenue, 14th Floor, New York, NY 10022.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         James B. Cowperthwait                Manager, Chairman, CEO, and CIO     NewBridge Partners, LLC
                                              ................................... ..................................
                                              Managing Director                   Campbell, Cowperthwait, a
                                                                                  division of United States Trust
                                                                                  Company of New York (until 3/99)
         .................................... ................................... ..................................
         Erick F. Maronak                     Manager, Managing Director, and     NewBridge Partners, LLC
                                              Director of Research
                                              ................................... ..................................
                                              Portfolio Manager                   Campbell, Cowperthwait, a
                                                                                  division of United States Trust
                                                                                  Company of New York (until 3/99)
         .................................... ................................... ..................................
         Scott R. Kefer                       Manager and Managing Director       NewBridge Partners, LLC
                                              ................................... ..................................
                                              Portfolio Manager                   Campbell, Cowperthwait, a
                                                                                  division of United States Trust
                                                                                  Company of New York (until 3/99)

ITEM 27.  PRINCIPAL UNDERWRITERS


(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


        The Cutler Trust
        Forum Funds
        Memorial Funds
        Monarch Funds
        Sound Shore Fund, Inc.

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter        Position with Registrant
         ................................... ................................ ......................................
         John Y. Keffer                      Director                         Vice President/Assistant Secretary
         ................................... ................................ ......................................
         Ronald H. Hirsch                    Treasurer                        Treasurer

(c)      Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian's master subcustodian, Bankers Trust Company, 16 Wall Street, New York, New York 10005. The records required to be maintained under Rule 31a-1(b)(5),
         (6) and (9) are maintained at the offices of the Registrant's adviser, NewBridge Partners, LLC.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on April 28, 2000.


                                                TRUECROSSING FUNDS

                                                Erick F. Maronak, President


                                                /s/ Erick F. Maronak




Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 28, 2000.


(a)      Principal Executive Officer


         /s/ Erick F. Maronak
         Erick F. Maronak, President



(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         Ronald H. Hirsch, Treasurer

(c)      All of the Trustees

         /s/ Erick F. Maronak
         Erick F. Maronak, Trustee

         /s/ James Cowperthwait
         James Cowperthwait, Trustee

         Daniel B. Goldman, Trustee
         Eric J. Gleacher, Trustee
         W. Wallace McDowell, Trustee


         By: /s/ D. Blaine Riggle
         D. Blaine Riggle, Attorney in fact*



* Pursuant to powers of attorney filed as Other Exhibits 1 2, 3, 4 and 5 to this registration statement.

                                INDEX TO EXHIBITS

(j)      Consent of independent auditors.

(p)(2)   Code of Ethics adopted by NewBridge Partners, LLC.

(p)(3) Joint Code of Ethics adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC.